REPORTING ENTITY (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2020
Gibraltar Joint Venture [Member]
Disclosure Of Reporting Entity [Line Items]
Ownership interest in joint venture	75.00%	75.00%